CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
$1M Purchase Agreement [Member]
Purchase Agreement Value	$ 1
$15M Purchase Agreement [Member]
Purchase Agreement Value	$ 15